Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 29, 2017
Other Long-Term Liabilities

The Company had the following other long-term liabilities at April 29, 2017 and April 30, 2016:

	April 29, 2017	April 30, 2016
Deferred rent	$59,142	$70,006
Tax liabilities and reserves	8,711	13,758
Insurance liabilities	14,225	15,219
Asset retirement obligations	11,482	11,268
Other	5,751	3,933

Total other long-term liabilities	$99,311	$114,184